Long Term Payable (Tables)	12 Months Ended
Dec. 31, 2022
Long Trem Payable [Abstract]
Schedule of Loans Payable Represented the Financial Liabilities Amount Due to Financial Lease	Loans payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The loans payable consisted of the following:
	As of December 31,
	2022	2021
Long term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$2,594,415	$-
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	5,191,056	-
Total	$7,785,471	-
Current portion	3,706,628	-
Non-current portion	$4,078,843	$-